PHOENIX-ZWEIG TRUST
                       PHOENIX-ZWEIG GOVERNMENT CASH FUND

                      Supplement dated October 23, 2001 to
        Prospectus dated May 1, 2001, as supplemented September 10, 2001, and to the Statement of Additional Information dated May 1, 2001, as supplemented June 27, 2001 and September 10, 2001

       THE INFORMATION CONTAINED IN THIS SUPPLEMENT DATED OCTOBER 23, 2001 SUPERCEDES THAT CONTAINED IN THE SUPPLEMENT DATED SEPTEMBER 10, 2001
    THIS SUPPLEMENT CORRECTS A TYPOGRAPHICAL ERROR IN THE EARLIER SUPPLEMENT.

         Effective September 10, 2001, the fund's investment adviser has agreed to voluntarily limit expenses until April 30, 2002 to 0.45% of the fund's average net assets.

         Accordingly, footnote (a) to the Fund Expenses table on page 10 of the current prospectus is hereby deleted and replaced with the following:

         (a) The adviser has voluntarily undertaken to limit expenses (exclusive of taxes, interest, brokerage commissions, 12b-1 fees and extraordinary expenses) until April 30, 2002 to 0.45% of the fund's average net assets. Total Annual Fund Operating expenses after expense reimbursement are 0.75% for Class A Shares, 1.45% for Class B Shares, 0.75% for Class C Shares, and 0.45 for Class I Shares.

         Also, the first paragraph at the top of page 38 of the current prospectus is hereby deleted and replaced with the following:

         The adviser has voluntarily agreed to assume operating expenses of the Cash Fund (excluding interest, taxes, brokerage commissions, 12b-1 fees, and extraordinary expenses) until April 30, 2002 to the extent such expenses exceed 0.45% of the average annual net assets of that fund.

         The paragraph at the top of page 13 of the current Statement of Additional Information is hereby deleted and replaced with the following.

         The Adviser has voluntarily undertaken to limit the expenses of the Government Cash Fund (exclusive of taxes, interest, brokerage commissions, 12b-1 fees and extraordinary expenses) until April 30, 2002 to 0.45% of its average daily net assets. During the years ended December 31, 1998, 1999 and 2000, the Adviser reimbursed $296,837, $489,015 and $625,822, respectively, to the Government Cash Fund. The Adviser reserves the right to discontinue this policy at any time after April 30, 2002.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND
           STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.


PXP1196GCF2 (10/01)

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                               PHOENIX-ZWEIG TRUST
               PHOENIX-ZWEIG GOVERNMENT CASH FUND--CLASS M SHARES

                      Supplement dated October 23, 2001 to
        Prospectus dated May 1, 2001, as supplemented September 10, 2001, and to the Statement of Additional Information dated May 1, 2001, as supplemented June 27, 2001 and September 10, 2001

       THE INFORMATION CONTAINED IN THIS SUPPLEMENT DATED OCTOBER 23, 2001 SUPERCEDES THAT CONTAINED IN THE SUPPLEMENT DATED SEPTEMBER 10, 2001
    THIS SUPPLEMENT CORRECTS TYPOGRAPHICAL ERRORS IN THE EARLIER SUPPLEMENT.

         Effective on September 10, 2001, the fund's investment adviser has agreed to voluntarily limit expenses until April 30, 2002 to 0.45% of the fund's average net assets.

         Accordingly, footnote (a) to the Fund Expenses table on page 4 of the current prospectus is hereby deleted and replaced with the following:

         (a) The adviser has agreed to reimburse through April 30, 2002 the Phoenix-Zweig Government Cash Fund's expenses, excluding taxes, interest, brokerage commissions, Rule 12b-1 fees and extraordinary expenses, to the extent that such expenses exceed 0.45% for each class of shares. Total Annual Fund Operating expenses after expense reimbursement are 0.51% for Class M Shares, 0.75% for Class A Shares, 1.45% for Class B Shares, 0.75% for Class C Shares, and 0.45 for Class I Shares.

         Also, the sixth full paragraph on page 6 of the current prospectus is hereby deleted and replaced with the following:

         The adviser has voluntarily agreed to assume operating expenses of the Cash Fund (excluding interest, taxes, brokerage commissions, 12b-1 fees, and extraordinary expenses) until April 30, 2002 to the extent such expenses exceed 0.45% of the average annual net assets of that fund.

         The sixth paragraph on page 4 of the current Statement of Additional Information is hereby deleted and replaced with the following.

         The Adviser has voluntarily undertaken to limit the expenses of the Fund (exclusive of taxes, interest, brokerage commissions, 12b-1 fees and extraordinary expenses) until April 30, 2002 to 0.45% of its average daily net assets. During the years ended December 31, 1998, 1999 and 2000, the Adviser's reimbursements to the Fund aggregated $296,837, $489,015 and $625,822, respectively. The Adviser reserves the right to discontinue this policy at any time after April 30, 2002.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.


PXP1197 GCF-M2 (10/01)